As filed with the Securities and Exchange Commission on June 7, 2005

                                     Investment Company Act file number 811-8312




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                         Institutional Daily Income Fund
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
          (Address of principal executive offices)           (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200


Date of fiscal year end:   March 31

Date of reporting period:  March 31, 2005

Item 1: Report to Stockholders

--------------------------------------------------------------------------------

INSTITUTIONAL                               600 FIFTH AVENUE, NEW YORK, NY 10020
DAILY INCOME FUND                                                 (212) 830-5200

================================================================================




Dear Shareholder:


We are pleased to present the annual report of Institutional Daily Income Fund (the "Fund") for the year ended March 31, 2005.


The Fund's Money Market Portfolio had 831 shareholders and net assets of $450,094,922 as of March 31, 2005. The U.S. Treasury Portfolio had 185 shareholders and net assets of $759,864,576 as of March 31, 2005.


We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,






\s\Steven W. Duff


Steven W. Duff
President





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
EXPENSE CHART
FOR THE SIX MONTHS ENDED MARCH 31, 2005
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 through March 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL  EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
EXPENSE CHART
FOR THE SIX MONTHS ENDED MARCH 31, 2005
(UNAUDITED)
================================================================================


Money Market Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value  Ending Account Value
  Class A Shares                              10/1/04                  3/31/05        Expenses Paid During the Period*
------------------------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,009.00                     $2.35
------------------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,022.59                     $2.37
  expenses)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
  Class B & Pinnacle Shares           Beginning Account Value  Ending Account Value  Expenses Paid During the Period*
                                              10/1/04                  3/31/05                     Period*
------------------------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,010.40                     $1.00
------------------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,023.93                     $1.01
  expenses)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
  U.S. Treasury Portfolio
------------------------------------------------------------------------------------------------------------------------------------
  Class A                             Beginning Account Value  Ending Account Value  Expenses Paid During the Period*
                                              10/1/04                  3/31/05                     Period*
 -----------------------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00                $1,008.10                   $2.25
------------------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00                $1,022.69                   $2.27
  expenses)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
  Class B & Pinnacle Shares           Beginning Account Value  Ending Account Value  Expenses Paid During the Period*
                                              10/1/04                  3/31/05                     Period*
------------------------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00                $1,009.40                   $1.00
------------------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00                $1,023.93                    $1.01
  expenses)
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.47%, 0.20%, and 0.20%, for the Money Market Portfolio Class A, Class B, and Pinnacle shares, respectively and 0.45%, 0.20%, and 0.20% for the U.S. Treasury Portfolio Class A, Class B, and Pinnacle shares, respectively, multiplied by the average account value over the period (October 1, 2004 through March 31, 2005), multiplied by 182/365 (to reflect the most recent fiscal half-year).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 2005
================================================================================



    Face                                                                          Maturity               Value
   Amount                                                                           Date   Yield       (Note 1)
   ------                                                                           ----   -----        ------
Asset Back Commercial Paper (23.20%)
------------------------------------------------------------------------------------------------------------------------------------
$ 15,000,000 Clipper Receivables Corporation                                      04/01/05  2.85%   $ 15,000,000
  15,000,000 Govco Incorporated                                                   04/04/05  2.60      14,995,683
  15,000,000 Greyhawk Funding                                                     05/11/05  2.78      14,953,667
  14,512,000 Lexington Parker Capital                                             05/10/05  2.73      14,469,395
  15,000,000 Lockhart Funding LLC                                                 04/04/05  2.61      14,996,763
  15,000,000 Sigma Finance Corporation                                            04/21/05  2.67      14,977,833
  15,000,000 Steamboat Funding Corporation                                        04/01/05  2.87      15,000,000
------------                                                                                        ------------
 104,512,000 Total Asset Back Commercial Paper                                                       104,393,341
------------                                                                                        ------------
Commercial Paper (1.11%)
------------------------------------------------------------------------------------------------------------------------------------
$  5,000,000 Vermont EDA, Series A
             LOC First Union National Bank                                        04/05/05  2.53%   $  5,000,000
------------                                                                                        ------------
   5,000,000 Total Commercial Paper                                                                    5,000,000
------------                                                                                        ------------
Floating Rate Securities (3.33%)
------------------------------------------------------------------------------------------------------------------------------------
$ 10,000,000 Bank of America (a)                                                  12/15/05  2.81%   $ 10,000,000
   5,000,000 Caterpillar Financial Services Corporation (b)                       07/09/05  2.73       5,000,000
------------                                                                                        ------------
  15,000,000 Total Floating Rate Securities                                                           15,000,000
------------                                                                                        ------------
Foreign Commercial Paper (26.59%)
------------------------------------------------------------------------------------------------------------------------------------
$ 15,000,000 Alliance & Leicester PLC                                             05/11/05  2.79%   $ 14,953,583
  20,000,000 ANZ National International Ltd.                                      05/19/05  2.77      19,926,667
  20,000,000 Banco Bilbao Vizcaya Argentaria S.A.                                 04/19/05  2.65      19,973,600
  15,000,000 Depfa Bank PLC                                                       04/13/05  2.57      14,987,250
  10,000,000 HBOS Treasury Services                                               05/16/05  2.75       9,965,875
  10,000,000 HBOS Treasury Services                                               05/23/05  2.81       9,959,700
  10,000,000 Svenska Handelsbanken                                                04/25/05  2.66       9,982,367
  20,000,000 Yorkshire Building Society                                           05/06/05  2.75      19,946,722
------------                                                                                        ------------
 120,000,000 Total Foreign Commercial Paper                                                          119,695,764
------------                                                                                        ------------
Letter of Credit Commercial Paper (4.21%)
------------------------------------------------------------------------------------------------------------------------------------
$ 15,000,000 Banco Bradesco S. A.
             LOC Calyon                                                           06/10/05  2.71%   $ 14,922,125
   4,000,000 Dean Health System INC
             LOC Marshall & Ilsley                                                04/07/05  2.73       3,998,187
------------                                                                                        ------------
  19,000,000 Total Letter of Credit Commercial Paper                                                  18,920,312
------------                                                                                        ------------



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

    Face                                                                          Maturity              Value
   Amount                                                                           Date   Yield       (Note 1)
   ------                                                                           ----   -----        ------
Loan Participation (3.33%)
------------------------------------------------------------------------------------------------------------------------------------
$ 15,000,000 Equitable Life Assurance Society with J.P. Morgan Chase (c)          03/21/06  2.87%   $ 15,000,000
------------                                                                                        ------------
  15,000,000 Total Loan Participation                                                                 15,000,000
------------                                                                                        ------------
Other Notes (1.93%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,950,000 State of New York GO - Series 2000C
             LOC Dexia CLF                                                        08/04/05  2.45%   $  2,950,000
   2,205,000 Town of Middleborough, MA BAN - Series B                             09/30/05  2.60       2,206,605
   3,508,500 Ulster County, NY BAN - Series 2004B                                 11/18/05  3.25       3,513,888
------------                                                                                        ------------
   8,663,500 Total Other Notes                                                                         8,670,493
------------                                                                                        ------------
Repurchase Agreement (16.22%)
------------------------------------------------------------------------------------------------------------------------------------
$ 73,000,000 JP Morgan Securities Inc., purchased on 03/31/05, repurchase proceeds at maturity $73,005,678 (Collateralized by $108,477,856,
             GNMA, 3.250% to 6.000%, due 01/20/28 to 11/15/44,
             value $74,461,219)                                                   04/01/05  2.80%   $ 73,000,000
------------                                                                                        ------------
  73,000,000 Total Repurchase Agreement                                                               73,000,000
------------                                                                                        ------------
U.S. Government Agency Medium Term Note (1.33%)
------------------------------------------------------------------------------------------------------------------------------------
$  6,000,000 Federal Home Loan Bank                                               06/08/05  2.02%   $  6,000,000
------------                                                                                        ------------
   6,000,000 Total U.S. Government Agency Medium Term Note                                             6,000,000
------------                                                                                        ------------
Variable Rate Demand Instruments (d) (15.33%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,435,000 American Micro Products
             LOC Firstar Bank                                                     10/01/08  2.92%   $  1,435,000
   2,325,000 Atlas Metal Investment Corporation
             LOC Fifth Third Bank                                                 10/01/20  2.86       2,325,000
     705,000 Automated Packaging Systems
             LOC National City Bank of Michigan/Illinois                          10/01/08  2.95         705,000
     970,000 Big Brothers Big Sisters
             LOC Fifth Third Bank                                                 12/01/20  2.86         970,000
   3,635,000 Briarwood Investments, LLC
             Collateralized by Federal Home Loan Bank                             04/01/23  2.89       3,635,000
   6,600,000 CFM International Inc. Guaranteed Notes - Series 1999A (e)
             LOC General Electric Company                                         01/01/10  2.85       6,600,000
   1,400,000 CJ Krehbiel Co.
             LOC Fifth Third Bank                                                 10/01/10  2.86       1,400,000
     360,000 Colorado Springs, CO Adjustable Rate Taxable/Convertible Bonds
             (Goodwill Industries Project) - Series 1997B
             LOC Bank One                                                         02/01/07  2.90         360,000

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2005
================================================================================

    Face                                                                          Maturity              Value
   Amount                                                                           Date   Yield       (Note 1)
   ------                                                                           ----   -----        ------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  2,465,000 D.E.D.E. Realty
             LOC Fifth Third Bank                                                 12/01/11  2.86%   $  2,465,000
   2,105,000 Delta Capital LLC - Series 1996B
             LOC Bank One                                                         10/01/26  2.96       2,105,000
     980,000 Dickenson Press, Inc. - Series 1997
             LOC First Michigan Bank                                              01/01/27  2.96         980,000
   2,435,000 Erie County, NY IDA RB (Niagara-Maryland LLC Project)
             - Series 2003 (f)
             LOC Manufacturers and Traders Trust Co.                              06/01/23  2.94       2,435,000
   2,885,000 Ewing Enterprise
             LOC US Bank, N.A.                                                    06/01/25  2.87       2,885,000
   1,240,000 First Metropolitan Title Company
             LOC LaSalle National Bank                                            05/01/24  2.96       1,240,000
   1,580,000 Frank J. Catanzaro Sons and Daughters
             LOC Firstar Bank                                                     01/01/15  2.87       1,580,000
   2,780,000 Governor's Village LLC
             LOC Fifth Third Bank                                                 03/01/20  2.86       2,780,000
   1,375,000 Joe Holland Chevrolet
             LOC Fifth Third Bank                                                 07/01/24  2.86       1,375,000
     400,000 JRB Corporation
             LOC Old Kent Bank & Trust Co.                                        07/01/26  2.96         400,000
   1,300,000 Kissel Holdings LLC
             LOC Firstar Bank                                                     12/01/20  2.87       1,300,000
     555,000 Labelle Capital Funding - Series 1996A
             LOC National City Bank of Michigan/Illinois                          09/01/26  2.91         555,000
   4,800,000 Lake Mary Bay Limited Partnership
             LOC Amsouth Bank                                                     03/01/25  2.95       4,800,000
   2,180,000 Lee County, FL HFA
             Guaranteed by Federal National Mortgage Association                  05/15/35  2.86       2,180,000
   1,900,000 Lauren Company, LLC - Series 2003
             LOC Wells Fargo Bank, N.A.                                           07/01/33  2.90       1,900,000
     490,000 LRV Enterprises, LLC
             LOC First of America                                                 09/01/21  3.02         490,000
   1,500,000 Mayfair Village Retirement Center, Inc., KY
             (Variable Rate Term Notes) - Series 1995
             LOC PNC Bank, N.A.                                                   05/15/09  2.85       1,500,000
   3,650,000 Mississippi Business Finance Corporation IDRB
             (ABT Co., Inc. Project) - Series 1997B
             LOC Wachovia Bank & Trust Company, N.A.                              04/01/22  2.93       3,650,000



--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

    Face                                                                          Maturity              Value
   Amount                                                                           Date   Yield       (Note 1)
   ------                                                                           ----   -----       ------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    730,000 Mississippi Business Finance Corporation IDRB
             (Howard Industries Inc. Project)
             LOC Amsouth Bank                                                     06/01/10  2.91%   $    730,000
   2,500,000 Mt. Caramel West Medical Office Building
             LOC National City Bank of Michigan/Illinois                          08/01/19  2.92       2,500,000
   1,050,000 Shepherd Capital, LLC
             LOC First of America                                                 09/15/47  2.98       1,050,000
   5,000,000 St. Jones County IDA
             LOC Allied Irish Bank                                                08/01/34  2.85       5,000,000
   1,600,000 Trendway Corporation
             LOC Michigan National Bank                                           12/01/26  2.96       1,600,000
   4,072,000 Washington State HFC Non-Profit Housing RB
             (Rockwood Program) - Series B (g)
             LOC Wells Fargo Bank, N.A.                                           01/01/30  2.90       4,072,000
   2,010,000 Wholesome Group
             LOC Fifth Third Bank                                                 10/01/20  2.86       2,010,000
------------                                                                                        ------------
  69,012,000 Total Variable Rate Demand Instruments                                                   69,012,000
------------                                                                                        ------------
Yankee Certificate of Deposit (3.33%)
----------------------------------------------------------------------------------------------------------------
$ 15,000,000 Dexia CLF                                                            04/26/05  2.71%   $ 15,000,000
------------                                                                                        ------------
  15,000,000 Total Yankee Certificate of Deposit                                                      15,000,000
------------                                                                                        ------------
             Total Investments (99.91%) (cost $449,691,910+)                                         449,691,910
             Cash and other assets, net of liabilities (0.09%)                                           403,012
                                                                                                    ------------
                Net Assets (100.00%)                                                                $450,094,922
                                                                                                    ============
                Net Asset Value, offering and redemption price per share:
                Class A shares,  119,988,600 shares outstanding (Note 3)                            $       1.00
                                                                                                    ============
                Class B shares,  215,314,082 shares outstanding (Note 3)                            $       1.00
                                                                                                    ============
                Pinnacle shares, 114,792,457 shares outstanding (Note 3)                            $       1.00
                                                                                                    ============


                +   Aggregate cost for federal income tax purposes is identical.




--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2005
================================================================================



FOOTNOTES:

(a)  The interest rate is adjusted daily based upon Prime minus 2.935%.

(b) The interest rate is adjusted quarterly based upon three month LIBOR plus 0.12%.

(c) Loan participation agreement with the interest rate adjusted monthly based upon one month LIBOR plus 0.02%.

(d) Securities payable on demand at par including accrued interest (with seven days' notice). Interest rate is adjusted weekly.

(e) The interest rate is adjusted weekly based upon average of prior week one month LIBOR plus 0.05%; weekly put at par.

(f)  The interest rate is adjusted weekly based upon one month LIBOR plus 0.25%.

(g) Securities payable on demand at par including accrued interest (with one day notice). Interest rate is adjusted daily.




KEY:
      BAN       =   Bond Anticipation Note                       HFC       =    Housing Finance Commission
      EDA       =   Economic Development Authority               IDA       =    Industrial Development Authority
      GNMA      =   Government National Mortgage Association     IDRB      =    Industrial Development Revenue Bond
      GO        =   General Obligation                           LOC       =    Letter of Credit
      HFA       =   Housing Finance Authority                    RB        =    Revenue Bond




BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY
--------------------------------------------------------------------------------
    Securities Maturing in               Value                % of Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Less than 31 Days                $      310,923,683             69.14%
  31 through 60 Days                      104,175,609             23.17
  61 through 90 Days                       25,922,125              5.76
  91 through 120 Days                       2,950,000              0.66
  121 through 180 Days                             --              0.00
  Over 180 Days                             5,720,493              1.27
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Total                            $      449,691,910            100.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 2005
================================================================================

    Face                                                                          Maturity              Value
   Amount                                                                           Date   Yield       (Note 1)
   ------                                                                           ----   -----       ------
Repurchase Agreements (49.22%)
------------------------------------------------------------------------------------------------------------------------------------
$ 90,000,000 Annaly Mortgage Management, purchased on 03/31/05, repurchase proceeds at maturity $90,007,075 (Collateralized by $146,283,217,
             GNMA, 3.000% to 4.500%, due 04/16/32 to 10/20/33, value
             $91,546,135)                                                         04/01/05  2.83%   $ 90,000,000
  80,000,000 Bank of America, purchased on 03/31/05, repurchase proceeds at maturity $80,005,889 (Collateralized by $82,661,000, U.S. Treasury
             Bill, 0.000%, due 09/22/05, value $58,786,008, U.S. Treasury Note,
             2.625%, due 11/15/06, value $25,587,168)                             04/01/05  2.65      80,000,000
  45,000,000 Bear, Stearns & Co., purchased on 03/31/05, repurchase proceeds at maturity $45,003,538 (Collateralized by $126,892,732, GNMA 3.500%
             to 8.250%, due 09/15/08 to 08/20/34, value $45,900,920)              04/01/05  2.83      45,000,000
  89,000,000 JP Morgan Securities, Inc., purchased on 03/31/05, repurchase proceeds at maturity $89,006,551 (Collateralized by $210,227,000,
             TINT, 0.000%, due 02/05/17, value $28,569,957,
             TPRX, 7.500% to 8.750%, due 08/15/20 to 11/15/24,
             value $62,211,913)                                                   04/01/05  2.65      89,000,000
  70,000,000 UBS Paine Webber, purchased on 03/31/05, repurchase proceeds at maturity $70,005,153 (Collateralized by $60,830,000, U.S. Treasury
             Bond, 7.250%, due 05/15/16, value $36,624,764, U.S. Treasury Note,
             6.500%, due 02/15/10, value $34,777,202)                             04/01/05  2.65      70,000,000
------------                                                                                        ------------
 374,000,000 Total Repurchase Agreements                                                             374,000,000
------------                                                                                        ------------

U.S. Government Obligations (50.59%)
------------------------------------------------------------------------------------------------------------------------------------
$230,000,000 U.S. Treasury Bill                                                   04/07/05  2.57%   $229,901,483
  60,000,000 U.S. Treasury Bill                                                   04/14/05  2.20      59,952,767
  20,000,000 U.S. Treasury Bill                                                   05/05/05  2.28      19,957,264
  25,000,000 U.S. Treasury Bill                                                   06/02/05  2.53      24,892,361
  30,000,000 U.S. Treasury Note, 1.625%                                           04/30/05  1.53      30,002,210
  20,000,000 U.S. Treasury Note, 1.625%                                           02/28/06  3.03      19,749,207
------------                                                                                        ------------
 385,000,000 Total U.S. Government Obligations                                                       384,455,292
------------                                                                                        ------------
             Total Investments (99.81%) (cost $758,455,292+)                                         758,455,292
             Cash and other assets, net of liabilities (0.19%)                                         1,409,284
                                                                                                    ------------
                Net Assets (100.00%)                                                                $759,864,576
                                                                                                    ============
                Net Asset Value, offering and redemption price per share:
                Class A shares, 236,621,420 shares outstanding (Note 3)                             $       1.00
                                                                                                    ============
                Class B shares, 483,434,732 shares outstanding (Note 3)                             $       1.00
                                                                                                    ============
                Pinnacles shares,39,809,545 shares outstanding (Note 3)                             $       1.00
                                                                                                    ============

                +   Aggregate cost for federal income tax purposes is identical.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2005


================================================================================

KEY:
      GNMA      =   Government National Mortgage Association     TPRX      =    U.S. Treasury Principal Strip
      TINT      =   U.S.Treasury Coupon Strip





BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY
--------------------------------------------------------------------------------
    Securities Maturing in               Value                % of Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Less than 31 Days                $     693,856,460               91.48%
  31 through 60 Days                      19,957,264                2.63
  61 through 90 Days                      24,892,361                3.28
  91 through 120 Days                        --                     0.00
  121 through 180 Days                       --                     0.00
  Over 180 Days                           19,749,207                2.61
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Total                            $     758,455,292              100.00%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2005

================================================================================

                                                                     Money Market               U.S. Treasury
                                                                       Portfolio                   Portfolio
                                                                  ------------------          -----------------
INVESTMENT INCOME
Income:
    Interest...................................................   $        6,721,860          $      12,306,511
                                                                  ------------------          -----------------
Expenses: (Note 2)
    Investment management fee..................................              436,144                    899,713
    Administration fee.........................................              181,726                    374,881
    Shareholder servicing fee (Class A shares).................              166,061                    588,579
    Custodian expenses.........................................               22,167                     31,836
    Shareholder servicing and related shareholder expenses+....               48,203                    168,696
    Legal, compliance and filing fees..........................              176,234                    123,179
    Audit and accounting.......................................              134,174                    100,167
    Trustees' fees and expenses................................               21,590                     18,590
    Other......................................................               18,732                     29,576
                                                                  ------------------          -----------------
       Total expenses..........................................            1,205,031                  2,335,217
       Less:  Fees waived (Note 2).............................             (290,762)                  (225,699)
              Expense paid indirectly (Note 2).................               (8,220)                   (21,417)
                                                                  ------------------          -----------------
       Net expenses............................................              906,049                  2,088,101
                                                                 -------------------          -----------------
Net investment income..........................................            5,815,811                 10,218,410

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments...............................                  (59)                    (1,121)
                                                                  ------------------          -----------------
Increase in net assets from operations.........................   $        5,815,752          $      10,217,289
                                                                  ==================          =================

+ Includes class specific transfer agency expenses of $13,263 for Money Market Portfolio Class A and $47,086, $95,425 and $7,441 for U.S. Treasury Portfolio Class A, Class B and Pinnacle Shares, respectively.





--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED MARCH 31, 2005 AND 2004

================================================================================



                                                             Money Market Portfolio               U.S. Treasury Portfolio
                                                        -------------------------------      -------------------------------
                                                             2005              2004                2005             2004
                                                        -------------    --------------      -------------     -------------

INCREASE (DECREASE)
  IN NET ASSETS
Operations:
 Net investment income...............................   $   5,815,811    $    3,564,992      $  10,218,410     $   6,267,981
 Net realized gain (loss) on investments.............             (59)             (158)            (1,121)              632
                                                        -------------    --------------      -------------     -------------
 Increase in net assets from operations..............       5,815,752         3,564,834         10,217,289         6,268,613
Dividends to shareholders from net investment income:
   Class A shares....................................        (987,750)         (592,798)        (2,785,634)       (1,498,100)
   Class B shares....................................      (2,915,564)       (1,747,869)        (6,873,383)       (4,504,417)
   Pinnacle shares...................................      (1,912,497)       (1,224,325)          (559,393)         (265,464)

Distributions to shareholders from realized gains
   on investments:
   Class A shares....................................        -0-                -0-                -0-                  (196)
   Class B shares....................................        -0-                -0-                -0-                  (414)
   Pinnacle shares...................................        -0-                -0-                -0-                   (22)
Capital share transactions (Note 3):
   Class A shares....................................      66,615,672       (60,964,473)       (25,309,323)      (14,243,411)
   Class B shares....................................      51,484,724        30,992,492         17,393,717        82,364,442
   Pinnacle shares...................................      (8,046,389)       (7,295,664)        10,557,265         3,725,861
                                                        -------------    --------------      -------------     -------------
   Total (decrease) increase.........................     110,053,948       (37,267,803)         2,640,538        71,846,892
Net assets:
   Beginning of year.................................     340,040,974       377,308,777        757,224,038       685,377,146
                                                        -------------    --------------      -------------     -------------
   End of year.......................................   $ 450,094,922    $  340,040,974      $ 759,864,576     $ 757,224,038
                                                        =============    ==============      =============     =============

Undistributed net investment income..................   $    -0-        $       -0-          $     -0-         $    -0-
                                                        =============    ==============      =============     =============












--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS


================================================================================


--------------------------------------------------------------------------------
1. Summary of Accounting Policies

Institutional Daily Income Fund (the "Fund") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has authorized the creation of three managed portfolios of money market instruments: U.S. Treasury Portfolio, Money Market Portfolio and Municipal Portfolio. Presently only the Money Market Portfolio and U.S. Treasury Portfolio have been activated. The Money Market and U.S. Treasury Portfolios each have three classes of stock authorized, Class A, Class B and Pinnacle shares. The Class A shares of each Portfolio are subject to a service fee pursuant to each Portfolio's distribution and service plan. The Class B and Pinnacle shares are not subject to a service fee. Additionally, each Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of each respective Portfolio. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:



     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Repurchase Agreements -
     In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

     c) Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     d) Dividends and Distributions -
     Dividends from investment income (including net realized short-term capital gains) are declared daily, paid monthly and taxable as ordinary income. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

     e) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
1. Summary of Accounting Policies (Continued)

     f) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates


Under the Investment Management Contract, each Portfolio pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of .12% of the Portfolio's average daily net assets.

Pursuant to an Administrative Services Contract each Portfolio pays to the Manager an annual fee of .05% of the Portfolio's average daily net assets.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Class A shares of the Fund only). For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio a service fee equal to .25% per annum of each Portfolio's average daily net assets with respect only to the Class A shares.

For the year ended March 31, 2005, the following fees were voluntarily waived by the Manager:

                                             Money Market Portfolio        U.S. Treasury Portfolio
                                             ----------------------        -----------------------
Investment management fees                       $     145,381                $       -0-
Administration fees                                    145,381                       225,699
                                                 -------------                --------------
    Total                                        $     290,762                $      225,699
                                                 =============                ==============

The Manager has no right to recoup prior fee  waivers.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $5,000 per annum plus $1,000 per meeting attended. There are five scheduled board meetings each year. In addition, beginning in July 2004, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang Complex on whose Audit Committee he serves. Effective January 1, 2005, Trustees who are unaffiliated with the Manager will receive from the Fund a fee of $5,000 per annum plus a fee of $1,200 for each Board of Directors meeting attended, and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex.

Included in the Statements of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $149,929 for the U.S Treasury Portfolio paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
2. Investment Management Fees and Other Transactions with Affiliates (continued)

For the year ended March 31, 2005, the breakdown of expenses paid indirectly by the Fund were as follows:

                                             Money Market Portfolio        U.S. Treasury Portfolio
                                             ----------------------        -----------------------
Custodian expenses                               $       7,739                $       20,936
Shareholder servicing
    and related shareholder expenses                       481                           481
                                                 -------------                --------------
    Total                                        $       8,220                $       21,417
                                                 =============                ==============

3. Transactions in Shares of Beneficial Interest

At March 31, 2005, an unlimited number of shares of beneficial interest ($0.001 par value) were authorized. Transactions, all at $1.00 per share, were as follows:

                                             Money Market Portfolio                      U.S. Treasury Portfolio
                                      ------------------------------------        ------------------------------------
                                        Year Ended            Year Ended            Year Ended            Year Ended
Class A shares                        March 31, 2005        March 31, 2004        March 31, 2005        March 31, 2004
--------------                        --------------        --------------        --------------        --------------
Sold................................     911,145,861         1,087,742,834           938,506,250           934,243,488
Issued on reinvestment of dividends.         916,026               588,197               913,366               583,381
Redeemed............................    (845,446,215)       (1,149,295,504)         (964,728,939)         (949,070,280)
                                      --------------        --------------        --------------        --------------
Net (decrease) increase.............      66,615,672           (60,964,473)          (25,309,323)          (14,243,411)
                                      ==============        ==============        ==============        ==============

Class B shares
--------------
Sold................................   1,297,610,795         1,639,531,848         1,489,030,576         1,316,155,744
Issued on reinvestment of dividends.       2,764,393             1,742,954               981,169               576,281
Redeemed............................  (1,248,890,464)       (1,610,282,310)       (1,472,618,028)       (1,234,367,583)
                                      --------------        --------------        --------------        --------------
Net (decrease) increase.............      51,484,724            30,992,492            17,393,717            82,364,442
                                      ==============        ==============        ==============        ==============

Pinnacle shares
---------------
Sold................................      94,179,403           116,416,428            62,221,333            45,864,052
Issued on reinvestment of dividends.       1,912,377             1,224,255               559,350               265,473
Redeemed............................    (104,138,169)         (124,936,347)          (52,223,418)          (42,403,664)
                                      ---------------       --------------        --------------        --------------
Net (decrease) increase.............      (8,046,389)           (7,295,664)           10,557,265             3,725,861
                                      ==============        ==============        ==============        ==============



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
3. Transactions in Shares of Beneficial Interest (continued)

As of March 31, 2005, the breakdown of net assets by share class were as follows:

                                             Money Market Portfolio        U.S. Treasury Portfolio
                                             ----------------------        -----------------------
Class A.............................             $  119,988,543                $   236,621,071
Class B.............................                215,313,978                    483,434,019
Pinnacle shares.....................                114,792,401                     39,809,486
                                                 --------------                ---------------
   Total............................             $  450,094,922                $   759,864,576
                                                 ==============                ===============


4. Liabilities

At March 31, 2005, the Fund had the following liabilities:

                                             Money Market Portfolio        U.S. Treasury Portfolio
                                             ----------------------        -----------------------
Fees payable to Affiliates*.........             $        1,934                $        17,021
Dividends payable...................                    185,277                        659,659
Accrued other payables..............                     62,019                        (14,227)
                                                 --------------                ---------------
   Total liabilities................             $      249,230                $       662,453
                                                 ==============                ===============

* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

5. Tax Information

The tax character of all distributions paid by the Portfolios during the years ended March 31, 2005 and 2004 was ordinary income.

At March 31, 2005, the Money Market Portfolio had unused capital loss carryforwards of $151, available for Federal income tax purposes to be applied against future gains, if any. If not applied against future gains, the entire amount will expire in the year 2012.

During the year ended March 31, 2005, the Money Market Portfolio utilized capital loss carryforwards of $7.

During the year ended March 31, 2005, as permitted under Federal income tax regulation, the Money Market Portfolio elected to defer $66 of post-October net capital losses to the next taxable year.

At March 31, 2005, the U.S. Treasury Portfolio had unused capital loss carryforwards of $1,121, available for Federal income tax purposes to be applied against future gains, if any. If not applied against future gains, $1,121 will expire in the year 2013.

At March 31, 2005, there were no distributable earnings for the Money Market Portfolio and U.S. Treasury Portfolio.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6. Financial Highlights


                                                                             Money Market Portfolio
                                                           -------------------------------------------------------------
                                                                           For the Year Ended March 31,
                                                           -------------------------------------------------------------
Class A shares
--------------                                                2005        2004         2003          2002         2001
                                                           ---------   ---------     --------     ---------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year......................   $  1.00     $  1.00       $  1.00      $  1.00     $   1.00
                                                           ---------   ---------     --------     ---------   ----------
Income from investment operations:
   Net investment income................................      0.013       0.007         0.013        0.028        0.060
   Net realized and unrealized gain(loss)
      on investments....................................      0.000       0.000         0.000        0.000        0.000
                                                           ---------   ---------     --------     ---------   ----------
   Total from investment operations.....................      0.013       0.007         0.013        0.028        0.060
Less distributions from:
   Dividends from net investment income.................     (0.013)     (0.007)       (0.013)      (0.028)      (0.060)
   Net realized gain on investments.....................      --         (0.000)       (0.000)      (0.000)       --
                                                           ---------   ---------     --------     ---------   ----------
   Total distributions..................................     (0.013)     (0.007)       (0.013)      (0.028)      (0.060)
                                                           ---------   ---------     --------     ---------   ----------
Net asset value, end of year............................   $  1.00     $  1.00       $  1.00      $  1.00     $   1.00
                                                           =========   =========     ========     =========   ==========
Total Return............................................      1.34%       0.73%         1.33%        2.85%        6.16%
Ratios/Supplemental Data
Net assets, end of year (000's).........................   $ 119,989   $  53,373     $114,337     $  67,459   $1,101,858
Ratios to average net assets:
   Expenses (net of fees waived) (a)....................      0.47%       0.47%         0.47%        0.45%        0.45%
   Net investment income................................      1.49%       0.73%         1.32%        3.39%        5.96%
   Management and administration fees waived............      0.08%       0.06%         0.06%        0.02%        0.02%
   Expenses paid indirectly.............................      0.00%       0.00%         0.00%        0.00%        0.00%


(a)      Includes expenses paid indirectly

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
6. Financial Highlights (continued)


                                                                             Money Market Portfolio
                                                           ------------------------------------------------------------
                                                                           For the Year Ended March 31,
                                                           ------------------------------------------------------------
Class B shares
--------------
                                                              2005        2004         2003          2002        2001
                                                           ---------   ---------     --------     ---------   ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year......................   $  1.00     $  1.00       $  1.00      $  1.00     $   1.00
                                                           ---------   ---------     --------     ---------   ---------
Income from investment operations:
  Net investment income.................................      0.016       0.010         0.016        0.031        0.062
  Net realized and unrealized gain(loss)
      on investments.....................                     0.000       0.000         0.000        0.000        0.000
                                                           ---------   ---------     --------     ---------   ---------
  Total from investment operations......................      0.016       0.010         0.016        0.031        0.062
Less distributions from:
  Dividends from net investment income..................     (0.016)     (0.010)       (0.016)      (0.031)      (0.062)
  Net realized gain on investments......................      --           --          (0.000)      (0.000)      (0.000)
                                                           ---------   ---------     --------     ---------   ---------
  Total distributions...................................     (0.016)     (0.010)       (0.016)      (0.031)      (0.062)
                                                           ---------   ---------     --------     ---------   ---------
Net asset value, end of year............................   $  1.00     $  1.00       $  1.00      $  1.00     $   1.00
                                                           =========   =========     ========     =========   =========
Total Return............................................      1.61%       1.00%         1.61%        3.12%        6.42%
Ratios/Supplemental Data
Net assets, end of year (000's).........................   $ 215,314   $ 163,829     $132,837     $ 123,267   $  211,725
Ratios to average net assets:
  Expenses (net of fees waived) (a).....................      0.20%       0.20%         0.20%        0.20%        0.20%
  Net investment income.................................      1.63%       0.99%         1.60%        3.15%        6.20%
  Management and administration fees waived                   0.08%       0.06%         0.06%        0.02%        0.02%
  Expenses paid indirectly..............................      0.00%       0.00%         0.00%        0.00%        0.00%

(a)      Includes expenses paid indirectly



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6. Financial Highlights (continued)

                                                                             Money Market Portfolio
                                                           -------------------------------------------------------------
                                                                           For the Year Ended March 31,
                                                           -------------------------------------------------------------
Pinnacle shares
---------------
                                                              2005        2004         2003          2002        2001
                                                           ---------   ---------     --------     ---------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year......................   $  1.00     $  1.00       $  1.00      $  1.00     $   1.00
                                                           ---------   ---------     --------     ---------   ----------
Income from investment operations:
  Net investment income.................................      0.016       0.010         0.016        0.031        0.062
  Net realized and unrealized gain(loss)
      on investments....................................      0.000       0.000         0.000        0.000        0.000
                                                           ---------   ---------     --------     ---------   ----------
  Total from investment operations......................      0.016       0.010         0.016        0.031        0.062
Less distributions from:
  Dividends from net investment income..................     (0.016)     (0.010)       (0.016)      (0.031)      (0.062)
  Net realized gain on investments......................       --         --           (0.000)      (0.000)      (0.000)
                                                           ---------   ---------     --------     ---------   ----------
  Total distributions...................................     (0.016)     (0.010)       (0.016)      (0.031)      (0.062)
                                                           ---------   ---------     --------     ---------   ----------
Net asset value, end of year............................   $  1.00     $  1.00       $  1.00      $  1.00     $   1.00
                                                           =========   =========     ========     =========   ==========
Total Return............................................      1.61%       1.00%         1.61%        3.12%        6.42%
Ratios/Supplemental Data
Net assets, end of year (000's).........................   $ 114,792   $ 122,839     $130,135     $ 153,182   $  128,777
Ratios to average net assets:
  Expenses (net of fees waived) (a).....................      0.20%       0.20%         0.20%          0.20%      0.20%
  Net investment income.................................      1.63%       0.99%         1.60%          3.15%      6.20%
  Management and administration fees waived                   0.08%       0.06%         0.06%          0.02%      0.02%
  Expenses paid indirectly..............................      0.00%       0.00%         0.00%          0.00%      0.00%


(a) Includes expenses paid indirectly








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
6. Financial Highlights (continued)

                                                                             U.S. Treasury Portfolio
                                                           -------------------------------------------------------------
                                                                           For the Year Ended March 31,
                                                           -------------------------------------------------------------
Class A shares
--------------
                                                              2005        2004         2003          2002        2001
                                                           ---------   ---------     --------     ---------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year......................   $  1.00     $  1.00       $  1.00      $  1.00     $   1.00
                                                           --------    ---------     --------     ---------   ----------
Income from investment operations
  Net investment income.................................      0.012       0.007         0.013        0.028        0.057
  Net realized and unrealized gain(loss)
      on investments....................................      0.000       0.000         --            --          0.000
                                                           ---------   ---------     --------     ---------   ----------
  Total from investment operations......................      0.012       0.007         0.013        0.028        0.057
Less distributions from:
  Dividends from net investment income..................     (0.012)     (0.007)       (0.013)      (0.028)      (0.057)
  Net realized gain on investments......................       --        (0.000)        --            --         (0.000)
                                                           ---------   ---------     --------     ---------   ----------
  Total distributions...................................     (0.012)     (0.007)       (0.013)      (0.028)      (0.057)
                                                           ---------   ---------     --------     ---------   ----------
Net asset value, end of year............................   $  1.00     $  1.00       $  1.00      $  1.00     $   1.00
                                                           =========   =========     ========     =========   ==========
Total Return............................................      1.19%       0.66%         1.28%        2.86%        5.88%
Ratios/Supplemental Data
Net assets, end of year (000's).........................   $ 236,621   $ 261,931     $276,174     $ 253,948   $  579,869
Ratios to average net assets:
  Expenses (net of fees waived) (a).....................      0.45%       0.45%         0.45%        0.45%        0.46%
  Net investment income.................................      1.18%       0.66%         1.28%        3.12%        5.68%
  Management and administration fees waived                   0.03%       0.04%         0.03%        0.02%        0.02%
  Expenses paid indirectly..............................      0.00%       0.00%         0.00%        0.00%        0.01%

(a)      Includes expenses paid indirectly



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6. Financial Highlights (continued)

                                                                             U.S. Treasury Portfolio
                                                           -------------------------------------------------------------
                                                                           For the Year Ended March 31,
                                                           -------------------------------------------------------------
Class B shares
--------------
                                                              2005        2004         2003          2002        2001
                                                           ---------   ---------     --------     ---------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year......................   $  1.00     $  1.00       $  1.00      $  1.00     $   1.00
                                                           ---------   ---------     --------     ---------   ----------
Income from investment operations:
  Net investment income.................................      0.014       0.009         0.015        0.031        0.060
  Net realized and unrealized gain(loss)
      on investments....................................      0.000       0.000         --            --          0.000
                                                           ---------   ---------     --------      ---------- ----------
  Total from investment operations......................      0.014       0.009         0.015        0.031        0.060
Less distributions from:
  Dividends from net investment income..................     (0.014)     (0.009)       (0.015)      (0.031)      (0.060)
  Net realized gain on investments......................     (0.000)     (0.000)        --            --         (0.000)
                                                           ---------   ---------     --------     ---------   ----------
  Total distributions...................................     (0.014)     (0.009)       (0.015)      (0.031)      (0.060)
                                                           ---------   ---------     --------     ---------   ----------
Net asset value, end of year............................   $  1.00     $  1.00       $  1.00      $  1.00     $   1.00
                                                           =========   =========     ========     =========   ==========
Total Return............................................      1.44%       0.91%         1.53%        3.12%        6.14%
Ratios/Supplemental Data
Net assets, end of year (000's).........................   $ 484,434   $ 466,041     $383,677     $ 348,701   $  151,356
Ratios to average net assets:
  Expenses (net of fees waived) (a).....................      0.20%       0.20%         0.20%        0.20%        0.21%
  Net investment income.................................      1.45%       0.90%         1.51%        2.66%        5.89%
  Management and administration fees waived                   0.03%       0.04%         0.03%        0.02%        0.02%
  Expenses paid indirectly..............................      0.00%       0.00%         0.00%        0.00%        0.01%

(a)      Includes expenses paid indirectly



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
6. Financial Highlights (continued)

                                                                             U.S. Treasury Portfolio
                                                           -------------------------------------------------------------
                                                                           For the Year Ended March 31,
                                                           -------------------------------------------------------------
Pinnacle shares
---------------
                                                              2005        2004         2003          2002        2001
                                                           ---------   ---------     --------     ---------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year......................   $  1.00     $  1.00       $ 1.00       $   1.00    $   1.00
                                                           ---------   ---------     --------     ---------   ----------
Income from investment operations:
  Net investment income.................................      0.014       0.009        0.015          0.031       0.060
  Net realized and unrealized gain(loss)
      on investments....................................      0.000       0.000         --            --          0.000
                                                           ---------   ---------     --------     ---------   ----------
  Total from investment operations......................      0.014       0.009        0.015          0.031       0.060
Less distributions from:
  Dividends from net investment income..................     (0.014)     (0.009)      (0.015)        (0.031)     (0.060)
  Net realized gain on investments......................     (0.000)     (0.000)        --            --         (0.000)
                                                           ---------   ---------     --------     ---------   ----------
  Total distributions...................................     (0.014)     (0.009)      (0.015)        (0.031)     (0.060)
                                                           ---------   ---------     --------     ---------   ----------
Net asset value, end of year............................   $  1.00     $  1.00       $ 1.00          $1.00    $   1.00
                                                           =========   =========     ========     =========   ==========
Total Return............................................      1.44%       0.91%        1.53%          3.12%       6.14%
Ratios/Supplemental Data
Net assets, end of year (000's).........................   $  39,809   $  29,252     $ 25,526     $  17,871   $   20,724
Ratios to average net assets:
  Expenses (net of fees waived) (a).....................      0.20%       0.20%        0.20%          0.20%       0.21%
  Net investment income.................................      1.45%       0.90%        1.51%          2.66%       5.89%
  Management and administration fees waived                   0.03%       0.04%        0.03%          0.02%       0.02%
  Expenses paid indirectly..............................      0.00%       0.00%        0.00%          0.00%       0.01%

(a)      Includes expenses paid indirectly



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================





To The Board of Trustees and Shareholders of
Institutional Daily Income Fund


In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio and the U.S. Treasury Portfolio (constituting Institutional Daily Income Fund, hereafter referred to as the "Fund") at March 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards fo the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
May 20, 2005



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================
ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

On January 27, 2005, the Board of Trustees approved the continuance of the Investment Management Contract. In determining whether to approve the continuance of the Investment Management Contract, the Trustees considered the following information:

     1) The nature, extent and quality of services provided by the Manager.

The Trustees reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund's Investment Management Contract and the quality of those services over the past year. The Trustees noted that the services include managing the investment and reinvestment of the Fund's assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Fund's portfolio, and the money market industry and the economy in general; and the compensation of all officers, Trustees and employees of the Fund who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Trustees evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent Trustees and Fund counsel. The Trustees concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fees, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high.

The Trustees reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Trustees; and (iv) the Manager had kept the Trustees apprised of developments relating to the Fund and the industry in general. The Trustees also focused on the Manager's reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds. The Trustees also noted the high quality of services provided by the Manager under the Administrative Services Contract.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)

     2) The performance of the Fund and the Manager.

The Trustees reviewed the investment performance of the Fund's Money Market Portfolio and U.S. Treasury Portfolio (the "Portfolios"), both on an absolute basis and as compared to various peer group categories for the year ended November 30, 2004. The peer group categories included: (i) an asset-based peer group of First Tier institutional taxable money market funds for the Money Market Portfolio (i.e., other First Tier institutional taxable funds that are similar in asset size to the Money Market Portfolio) and treasury and repurchase agreement institutional money market funds for the U.S. Treasury Portfolio (i.e., other treasury and repurchase agreement institutional funds that are similar in asset size to the U.S. Treasury Portfolio); (ii) a competitors class peer group for each class of the Portfolios, representing other First Tier institutional taxable funds that are considered to be competitors of the Money Market Portfolio with similar distribution channels and other treasury and repurchase agreement institutional funds that are considered to be competitors of the U.S. Treasury Portfolio with similar distribution channels (the "competitors peer groups"); (iii) other funds with similar investment policies to the respective Portfolios that are advised or sub-advised by the Manager;
(iv) other types of accounts, such as institutional and pension accounts, with similar investment policies to the respective Portfolios that are advised or sub-advised by the Manager, of which there were none; and (v) the entire universe of First Tier institutional taxable funds for the Money Market Portfolio and treasury and repurchase agreement institutional funds for the U.S. Treasury Portfolio, each as reported by iMoney Net, Inc. (these peer groups are collectively referred to as the "Peer Groups"). The Trustees used each Portfolio's performance against its respective Peer Groups to provide objective comparative benchmarks against which they could assess the Fund's performance. The Trustees considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Fund's shareholders the performance that was available in the marketplace given each Portfolio's investment objectives, strategies, limitations and restrictions. In particular, the Board noted that the gross performance of each Portfolio against all of its respective Peer Groups was satisfactory.

In connection with its assessment of the performance of the Manager, the Trustees considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Trustees took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Fund ("Participating
Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating Organizations.

The Trustees concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date.

     3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Director's consideration of the level of the management fees, the Trustees considered a number of factors. The Trustees compared the level of the management fee for each Portfolio against the advisory fees charged by the funds in the respective Peer Groups and each Portfolio's combined management-administrative fees against fees covering both advisory and administrative services charged by the funds in the respective Peer Groups. The Trustees also considered comparative total fund expenses of the Portfolios and the respective Peer Groups. The Trustees used this combined fee information and total expense data as a guide to help assess the reasonableness of each Portfolio's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Peer Group fund agreements is often not apparent. The Trustees also viewed the Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Trustees considered both the comparative

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)

     3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund. (continued)

contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rate of each Portfolio's combined fees (management and administrative) were reasonable when compared to the combined fees of the respective asset-based, competitors' and Reich & Tang advised/sub-advised peer groups. The Board further observed that the total expense ratio of each class of each Portfolio was satisfactory when compared to the expense ratio of the funds in each Portfolio's competitors' peer group. The Trustees also noted that the Manager did not advise or sub-advise any other types of accounts, such as institutional or pension accounts, with similar investment policies to the Portfolios. The Trustees concluded that the level of each Portfolio's management fee was reasonable in light of these factors.

The Trustees also considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Trustees reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2004. The Trustees considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract as well as revenues received by the Manager's affiliates under the 12b-1 Plans and related agreements, Transfer Agency Agreement and revenues derived from Reich & Tang's cash management business (e.g. checking and debit card services that are offered by Reich & Tang to Fund shareholders through certain Participating Organizations). The Trustees concluded that the profitability of the Fund to the Manager and its affiliates was not excessive.

     4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Trustees' consideration of economies of scale, the Trustees discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Trustees also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Trustees also reviewed the Peer Group data to assess whether the Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Trustees concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were significant asset growth in the future, the Trustees determined to reassess whether the management fees appropriately took into account any economies of scale that had been realized as a result of that growth.

     5) Other Factors.

In addition to the above factors, the Trustees acknowledged the importance of the ability of the Manager's affiliate, the distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers.

Based on a consideration of all these factors in their totality, the Trustees, including all of the disinterested Trustees, determined that the Fund's management fees were fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Trustees deemed relevant. The Trustees based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Trustees were also assisted by the advice of independent counsel in making this determination.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
                                               Trustees and Officers Information
                                                            March 31, 2005(1)

----------------------- ------------- -------------- ------------------------------------- ------------------------ -------------
   Name, Address(2),     Position(s)     Term of          Principal Occupation(s)          Number of Portfolios in     Other
      and Age             Held with      Office                 During Past                     Fund Complex        Directorships
                            Fund      and Length of               5 Years                  Overseen by Trustee        held by
                                      Time Served(3)                                                                  Trustee
----------------------- ------------- -------------- ------------------------------------- ------------------------ -------------
Disinterested Trustees:
----------------------- ------------- -------------- ------------------------------------- ------------------------ -------------
Dr. W. Giles Mellon,       Trustee      Since 1994   Professor Emeritus of Business         Director/Trustee of         N/A
Age 74                                               Administration in the Graduate         eleven portfolios
                                                     School of Management, Rutgers
                                                     University with which he has been
                                                     associated since 1966.
----------------------- ------------- -------------- ------------------------------------- ------------------------ -------------
Robert Straniere,          Trustee      Since 1994   Owner, Straniere Law Firm since 1980,  Director/Trustee of      WPG Funds
Esq., Age 64                                         NYS Assemblyman from 1981 to 2004 and  eleven portfolios          Group
                                                     counsel at Fisher, Fisher & Berger
                                                     since 1995.
----------------------- ------------- -------------- ------------------------------------- ------------------------ -------------
Dr. Yung Wong,             Trustee      Since 1994   Managing Director of Abacus            Director/Trustee of       None
Age 66                                               Associates, an investment firm, since  eleven portfolios
                                                     1996.
----------------------- ------------- -------------- ------------------------------------- ------------------------ -------------

1 The Statement of Additional Information includes additional information about Institutional Daily Income Fund (the "Fund") trustees/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

2 The address for each of the above trustees/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Trustee will hold office for an indefinite  term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's Declaration of Trust, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================
                                               Trustees and Officers Information
                                                   March 31, 2005(1) (continued)

----------------------- ------------- -------------- ------------------------------------- ------------------------ -------------
   Name, Address(2),     Position(s)     Term of          Principal Occupation(s)          Number of Portfolios in     Other
      and Age             Held with      Office                 During Past                     Fund Complex        Directorships
                            Fund      and Length of               5 Years                  Overseen by Trustee        held by
                                      Time Served(3)                                                                  Trustee
----------------------- ------------- -------------- ------------------------------------- ------------------------ -------------
Interested Trustee/Officers:
----------------------- ------------- -------------- ------------------------------------- ------------------------ -------------
Steven W. Duff,           President     Since 1994   Manager and President of Reich & Tang Director/Trustee and/or      None
Age 51                  and Trustee(4)               Asset Management, LLC ("RTAM, LLC"),  Officer of sixteen
                                                     a registered Investment Advisor and   portfolios
                                                     President of the Mutual Funds
                                                     Division of RTAM LLC. Associated with
                                                     RTAM, LLC since 1994. Mr. Duff is
                                                     also President and Director/Trustee
                                                     of eight other funds in the Reich &
                                                     Tang Fund Complex, Director of Pax
                                                     World Money Market Fund, Inc.,
                                                     Principal Executive Officer of
                                                     Delafield Fund, Inc. and President
                                                     and Chief Executive Officer of Tax
                                                     Exempt Proceeds Fund, Inc. Mr. Duff
                                                     also serves as a Director of Reich &
                                                     Tang Services, Inc. and Reich & Tang
                                                     Distributors, Inc.
----------------------- ------------- -------------- ------------------------------------- ------------------------ -------------
Richard De Sanctis,         Vice        Since 2005   Executive Vice President and CFO of          N/A                   N/A
Age 48                   President                   RTAM LLC. Associated with RTAM, LLC
                                                     since 1990. Mr. De Sanctis is Vice
                                                     President of ten other funds in the
                                                     Reich & Tang Fund Complex, Vice
                                                     President and Assistant Secretary of
                                                     Cortland Trust, Inc. and serves as
                                                     Executive Vice President and Chief
                                                     Financial Officer of Reich & Tang
                                                     Services, Inc. and Reich & Tang
                                                     Distributors, Inc.
----------------------- ------------- -------------- ------------------------------------- ------------------------ -------------
Molly Flewharty,            Vice        Since 1994   Senior Vice President of RTAM, LLC.          N/A                   N/A
Age 54                   President                   Associated with RTAM, LLC since 1977.
                                                     Ms. Flewharty is also Vice President
                                                     of eleven other funds in the Reich &
                                                     Tang Fund Complex. Ms. Flewharty also
                                                     serves as Senior Vice President of
                                                     Reich & Tang Distributors, Inc.
----------------------- ------------- -------------- ------------------------------------- ------------------------ -------------

1 The Statement of Additional Information includes additional information about Institutional Daily Income Fund (the "Fund") trustees/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

2 The address for each of the above trustees/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Trustee will hold office for an indefinite  term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's Declaration of Trust, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

4 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
                                               Trustees and Officers Information
                                                   March 31, 2005(1) (continued)

----------------------- ------------- -------------- ------------------------------------- ------------------------ -------------
   Name, Address(2),     Position(s)     Term of          Principal Occupation(s)          Number of Portfolios in     Other
      and Age             Held with      Office                 During Past                     Fund Complex        Directorships
                            Fund      and Length of               5 Years                  Overseen by Trustee        held by
                                      Time Served(3)                                                                  Trustee
----------------------- ------------- -------------- ------------------------------------- ------------------------ -------------
Interested Trustee/Officers:
----------------------- ------------- -------------- ------------------------------------- ------------------------ -------------
Rosanne Holtzer,           Chief                     Senior Vice President, Compliance             N/A                  N/A
Age 40                   Compliance                  Officer and Assistant Secretary of
                           Officer      Since 2004   RTAM LLC. Associated with RTAM, LLC
                                                     since 1986. Ms. Holtzer is also Chief
                         Secretary      Since 2001   Compliance Officer, Secretary and
                                                     Funds in the Reich & Tang Fund
                         Assistant                   Complex. Ms. Holtzer also serves as
                         Treasurer      Since 1998   Assistant Treasurer of eleven other
                                                     Senior Vice President, Assistant
                                                     Secretary & Compliance Officer of
                                                     Reich & Tang Distributors, Inc. and
                                                     Senior Vice President, Assistant
                                                     Secretary & Chief Compliance Officer
                                                     of Reich & Tang Services, Inc.
----------------------- ------------- -------------- ------------------------------------- ------------------------ -------------
Michael Lydon,              Vice        Since 2005   Executive Vice President and Chief           N/A                   N/A
Age 41                   President                   Operations Officer of RTAM, LLC.
                                                     Associated with RTAM LLC since
                                                     January 2005. Mr. Lydon was Vice
                                                     President at Automatic Data
                                                     Processing from July 2000 to December
                                                     2004. Prior to July 2000, Mr. Lydon
                                                     was Executive Vice President and
                                                     Chief Information Officer of RTAM,
                                                     LLC. Mr. Lydon is also Vice President
                                                     of eleven other funds in the Reich &
                                                     Tang Fund Complex. Mr. Lydon also
                                                     serves as Executive Vice President
                                                     and Chief Operations Officer for
                                                     Reich & Tang Distributors, Inc. and
                                                     Reich & Tang Services, Inc.
----------------------- ------------- -------------- ------------------------------------- ------------------------ -------------


1 The Statement of Additional Information includes additional information about Institutional Daily Income Fund (the "Fund") trustees/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

2 The address for each of the above trustees/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Trustee will hold office for an indefinite  term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's Declaration of Trust, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================
                                               Trustees and Officers Information
                                                   March 31, 2005(1) (continued)

----------------------- ------------- -------------- ------------------------------------- ------------------------ -------------
   Name, Address(2),     Position(s)     Term of          Principal Occupation(s)          Number of Portfolios in     Other
      and Age             Held with      Office                 During Past                     Fund Complex        Directorships
                            Fund      and Length of               5 Years                  Overseen by Trustee        held by
                                      Time Served(3)                                                                  Trustee
----------------------- ------------- -------------- ------------------------------------- ------------------------ -------------
Dana E. Messina,            Vice        Since 1994   Executive Vice President of RTAM,            N/A                   N/A
Age 48                   President                   LLC. Associated with RTAM, LLC since
                                                     1980.  Ms. Messina is also Vice
                                                     President of eight other funds in the
                                                     Reich & Tang Fund Complex.  Ms.
                                                     Messina also serves as Executive Vice
                                                     President of Reich & Tang
                                                     Distributors, Inc.
----------------------- ------------- -------------- ------------------------------------- ------------------------ -------------
Anthony Pace,             Treasurer     Since 2004   Vice President of RTAM, LLC since            N/A                   N/A
Age 39                     and                       September 2004.  Mr. Pace was a
                          Assistant                  Director of a Client Service Group at
                          Secretary                  GlobeOp Financial Services, Inc. from
                                                     May 2002 to August 2004 and
                                                     Controller/Director of Mutual Fund
                                                     Administration for Smith Barney Funds
                                                     Management LLC and Solomon Brothers
                                                     Asset Management Inc. from 1998 to
                                                     May 2002.  Mr. Pace is also Treasurer
                                                     and Assistant Secretary of eleven
                                                     other funds in the Reich & Tang Fund
                                                     Complex.
----------------------- ------------- -------------- ------------------------------------- ------------------------ -------------

1    The Statement of Additional  Information  includes  additional  information about Institutional Daily Income Fund (the "Fund") trustees/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

2 The address for each of the above trustees/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Trustee will hold office for an indefinite  term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's Declaration of Trust, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------












INSTITUTIONAL
DAILY
INCOME FUND




















                                  Annual Report
                                 March 31, 2005






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------









------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------


Institutional Daily Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     101 Barclay Street, 13th Floor
     New York, New York 10286


Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020





IDI9/04S

--------------------------------------------------------------------------------

Item 2:    Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

Item 3:    Audit Committee Financial Expert

The registrant's Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. The Board believes that the collective experience of the audit committee members, including their long-standing service as audit committee members, is sufficient to effectively carry out the role and obligations of the audit committee. In making its determination, the Board considered, among other things, the nature of investment company financials, and the fact that the audit committee is able to consult with the registrant's independent accountants and to seek outside advice, as it deems appropriate.

Item 4:    Principal Accountant Fees and Services

                                    FYE 3/31/2005              FYE 3/31/2004

4(a)     Audit Fees                 $44,600                     $43,300
4(b)     Audit Related Fees         $     0                     $     0
4(c)     Tax Fees                   $ 6,640                     $ 6,000
4(d)     All Other Fees             $     0                     $     0


4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $6,640 and $22,500, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2005. $6,000 and $20,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2004.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5:    Audit Committee of Listed Registrants

Not applicable.

Item 6:    Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9:    Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10:   Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11:   Exhibits

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.


(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Institutional Daily Income Fund


By (Signature and Title)*       /s/Rosanne Holtzer, Secretary
                                -----------------------------
                                   Rosanne Holtzer, Secretary

Date: June 7, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/Steven W. Duff, President
                                ----------------------------
                                   Steven W. Duff, President

Date: June 7, 2005



By (Signature and Title)*       /s/Anthony Pace, Treasurer
                                --------------------------
                                   Anthony Pace, Treasurer

Date: June 7, 2005

* Print the name and title of each signing officer under his or her signature.